Cover	Sep. 21, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2020
Entity File Number	0-20167
Entity Registrant Name	MACKINAC FINANCIAL CORPORATION
Entity Central Index Key	0000036506
Entity Tax Identification Number	38-2062816
Entity Incorporation, State or Country Code	MI
Entity Address, Address Line One	130 SOUTH CEDAR STREET
Entity Address, City or Town	MANISTIQUE
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49854
City Area Code	888
Local Phone Number	343-8147
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MFNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false